Restructuring and Related Activities (Details) - USD ($)	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring and Related Activities [Abstract]
us-gaap_RestructuringCharges_RND	$ 256,000
us-gaap_RestructuringCharges_SGNA	20,000
Restructuring Charges	386,000
Payments for Restructuring	$ (704,000)
Restructuring Charges, Statement of Income or Comprehensive Income [Extensible Enumeration]	Total cost of sales, Research and development, net, Selling, general and administrative
Interest and Other Restructuring (Expense) Income, Net	$ 110,000
Accrued Liabilities and Other Liabilities	$ 3,541,000	$ 3,859,000